Cover Page Cover Page	May 25, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 25, 2021
Entity Registrant Name	HAWAIIAN HOLDINGS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31443
Entity Tax Identification Number	71-0879698
Entity Address, Address Line One	3375 Koapaka Street,
Entity Address, Address Line Two	Suite G-350
Entity Address, City or Town	Honolulu,
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96819
City Area Code	808
Local Phone Number	835-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	HA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001172222
Amendment Flag	false